OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
Other current accounts receivable and prepaid expenses consisted of the following at December 31, 2025 and 2024, respectively:

	December 31, 2025	December 31, 2024
Government authorities	$355	$1,501
Prepaid expenses	275	1,037
Advances to suppliers	5	4,587
Other receivables	56	33
Total	$691	$7,158